Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	December 31,

	2022	2021
Trade receivables	1,097	1,117
Less: allowance for doubtful accounts	(20)	(38)
Less: allowance for sales adjustments	(37)	(41)
Net trade receivables	1,040	1,038
Other receivables	29	19
Trade and other receivables	1,069	1,057

Summary of Aging of Gross Trade Receivables
The aging of gross trade receivables at each reporting date was as follows:

	December 31,

	2022	2021
Current - 30 days	950	884
Past due 31-60 days	42	55
Past due 61-90 days	27	33
Past due 91-180 days	37	85
Past due >180 days	41	60
Balance as of December 31	1,097	1,117

Summary of Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts was as follows:

	December 31,

	2022	2021
Balance at beginning of year	38	37
Charges	19	35
Write-offs	(36)	(34)
Translation and other, net	(1)	-
Balance at end of year	20	38